Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches (Details) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	$ 569,930	$ 580,890
Toronto-Dominion Bank [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	205,442	230,369
Subsidiaries [Member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	347,527	334,308
Foreign branches [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	$ 16,961	$ 16,213